Deferred Policy Acquisition Costs	9 Months Ended
Sep. 30, 2021
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs
G.
Deferred Policy Acquisition Costs
A progression of deferred policy acquisition costs is presented below (in millions):

	Deferred Costs	Sales Inducements	PVFP	Subtotal	Unrealized (*)	Total
Balance at December 31, 2017	$1,214	$102	$49	$1,365	$(422)	$943
Additions	263	2	—	265	—	265
Amortization:
Periodic amortization	(237)	(19)	(7)	(263)	—	(263)
Annuity unlocking	29	—	—	29	—	29
Included in realized gains	14	1	—	15	—	15
Other	—	—	—	—	—	—
Change in unrealized	—	—	—	—	392	392

Balance at December 31, 2018	1,283	86	42	1,411	(30)	1,381

Additions	206	2	—	208	—	208
Amortization:
Periodic amortization	(120)	(13)	(6)	(139)	—	(139)
Annuity unlocking	(76)	(1)	—	(77)	—	(77)
Included in realized gains	8	1	—	9	—	9
Change in unrealized	—	—	—	—	(669)	(669)

Balance at December 31, 2019	1,301	75	36	1,412	(699)	713

Additions	155	2	—	157	—	157
Amortization:
Periodic amortization	(126)	(9)	(6)	(141)	—	(141)
Annuity unlocking	(118)	4	—	(114)	—	(114)
Included in realized gains	(42)	1	—	(41)	—	(41)
Change in unrealized	—	—	—	—	(272)	(272)

Balance at December 31, 2020	$1,170	$73	$30	$1,273	$(971)	$302

Additions (unaudited)	185	—	—	185	—	185
Amortization:
Periodic amortization (unaudited)	(182)	(6)	(4)	(192)	—	(192)
Annuity unlocking (unaudited)	—	—	—	—	—	—
Included in realized gains (unaudited)	(3)	—	—	(3)	—	(3)
Change in unrealized (unaudited)	—	—	—	—	182	182

Balance at September 30, 2021 (unaudited)	$1,170	$67	$26	$1,263	$(789)	$474

(*)	Adjustments to DPAC related to net unrealized gains/losses on securities and cash flow hedges.
Annuity unlocking was evaluated in the first nine months of 2021 and it was determined that no adjustment was needed. The present value of future profits (“PVFP”) amounts in the table above are net of
$163 million and $160 million of accumulated amortization at September 30, 2021 (unaudited) and December 31, 2020, respectively. During each of the
next five years, the PVFP is expected to decrease at a rate of approximately one-seventh
of the balance at the beginning of each respective year.